Sensitivities - Schedule of sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ (59)	£ (60)
Change in risk variable, impact on net assets	£ (59)	£ (60)
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ (6)	£ (8)
Change in risk variable, impact on net assets	£ (6)	£ (8)
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 36	£ 35
Change in risk variable, impact on other equity reserves	£ 0	£ 0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 24	£ 34
Change in risk variable, impact on other equity reserves	£ 304	£ 361
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 5	£ 14
Change in risk variable, impact on other equity reserves	39	50
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, impact on net assets	£ 1,680	£ 1,680
Currency risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ 58	£ 51
Change in risk variable, impact on other equity reserves	£ 268	£ 291
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Increase in risk variable, impact on earnings	£ 43	£ 49
Increase in risk variable, impact on net assets	43	49
Decrease in risk variable, impact on earnings	(43)	(40)
Decrease in risk variable, impact on net assets	£ (43)	£ (40)